Net revenues - Schedule of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Net revenues	€ 149,419	€ 47,656	[1]	€ 58,993	[1]
North America
Disclosure of geographical areas [line items]
Net revenues	68,885	122		142
France
Disclosure of geographical areas [line items]
Net revenues	15,421	14,345		16,352
Italy
Disclosure of geographical areas [line items]
Net revenues	10,065	3,513		5,016
Germany
Disclosure of geographical areas [line items]
Net revenues	7,891	5,545		7,127
Brazil
Disclosure of geographical areas [line items]
Net revenues	7,607	282		569
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	6,106	4,591		6,262
Spain
Disclosure of geographical areas [line items]
Net revenues	4,428	3,508		4,880
Turkey
Disclosure of geographical areas [line items]
Net revenues	2,294	1,658		853
Belgium
Disclosure of geographical areas [line items]
Net revenues	2,214	2,185		2,558
China
Disclosure of geographical areas [line items]
Net revenues	2,013	133		175
Argentina
Disclosure of geographical areas [line items]
Net revenues	1,961	434		516
Poland
Disclosure of geographical areas [line items]
Net revenues	1,273	753		1,191
Netherlands
Disclosure of geographical areas [line items]
Net revenues	1,192	1,030		1,543
Japan
Disclosure of geographical areas [line items]
Net revenues	1,174	440		405
Switzerland
Disclosure of geographical areas [line items]
Net revenues	1,160	361		739
Austria
Disclosure of geographical areas [line items]
Net revenues	1,085	685		874
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 14,650	€ 8,071		€ 9,791

[1]	Refer to Note 3, Scope of consolidation